Total
Class R, R4 and Class I3 | Transamerica Small Cap Growth
Transamerica Small Cap Growth
Investment Objective:
Seeks long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class R, R4 and Class I3 - Transamerica Small Cap Growth	R	R4	I3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R, R4 and Class I3 - Transamerica Small Cap Growth		R	R4	I3
Management fees		0.87%	0.87%	0.87%
Distribution and service (12b-1) fees		0.50%	0.25%	none
Other expenses		0.16%	0.17%	0.17%
Total annual fund operating expenses		1.53%	1.29%	1.04%
Fee waiver and/or expense reimbursement	[1]	none	0.14%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.53%	1.15%	1.00%
[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2021 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.55% for Class R shares, 1.15% for Class R4 shares and 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’ total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class R, R4 and Class I3 - Transamerica Small Cap Growth - USD ($)	1 year	3 years	5 years	10 years
Class R	156	483	834	1,824
Class R4	117	395	694	1,544
Class I3	102	327	570	1,267

Portfolio Turnover:
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

During the most recent fiscal year, the portfolio turnover rate for the fund was 72% of the average value of its portfolio.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowing, if any, for investment purposes) in stocks of small capitalization companies. The fund’s sub-adviser, Ranger Investment Management, L.P. (the “sub-adviser”), primarily focuses on seeking to identify high quality, high-growth small capitalization companies. The sub-adviser considers small capitalization companies to be companies with market capitalizations that, at the time of initial purchase, have either market capitalizations between $100 million and $2 billion or within the range of the Russell 2000® Growth Index[1], which as of May 31, 2019, the most recent reconstitution date of the index, was between $44 million and $5.9 billion.

The sub-adviser’s approach to security selection seeks quality growth companies by implementing a bottom-up, fundamental research driven security selection process. The sub-adviser’s focus is to attempt to identify companies with characteristics such as high recurring revenue, steady and/or accelerating sales growth, strong balance sheets and free cash flows, stable/expanding margins, and superior return on equity/return on invested capital. In addition to the extensive quantitative analysis, careful consideration is given to qualitative analysis. The sub-adviser incorporates a preference towards companies with certain qualitative characteristics such as conservative accounting practices, seasoned management team with high corporate integrity, sustainable competitive advantage and ability to grow market share, sound corporate governance, and unique demand drivers. Once these quantitative and qualitative characteristics are analyzed, the sub-adviser then determines whether it believes a company is undervalued and has sufficient upside to the stock price to warrant an investment.

The fund may invest in foreign securities through American Depositary Receipts (“ADRs”), and generally will not invest more than 10% of fund assets in foreign securities. The fund only invests in securities traded on U.S. exchanges.

[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks:
Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by the fund fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters and other circumstances in one country or region could be highly disruptive to, and have profound impacts on, global economies or markets. During periods of market disruption, the fund's exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, social unrest, wars and terror attacks, financial troubles, pandemics, epidemics and natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging and frontier markets.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies may not work as intended or otherwise fail to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A fund may be unable or may choose not to hedge its foreign currency exposure.

Depositary Receipts – Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Lack of information and weaker legal systems and accounting standards also may affect the value of these securities. Foreign investments may have lower liquidity and be more difficult to value than investments in U.S. issuers.

Investments by Affiliated Funds and Unaffiliated Funds – A significant portion of the fund’s shares may be owned by other funds sponsored by Transamerica and/or parties not affiliated with Transamerica. Transactions by these funds may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs and could also accelerate the realization of taxable capital gains in the fund. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 10, 2017, and the fund was the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown in the bar chart is for Class A shares, which are offered in a separate prospectus. The returns for Class R, Class R4 and Class I3 shares will differ from Class A shares to the extent the classes have different expenses.

Absent any applicable fee waivers and/or expense limitations, performance would have been lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	3/31/2019	14.53%
Worst Quarter:	12/31/2018	-19.97%

Average Annual Total Returns (periods ended December 31, 2019)
Average Annual Total Returns - Class R, R4 and Class I3 - Transamerica Small Cap Growth		1 Year	Since Inception	Inception Date
Class R4		29.84%	11.73%	Mar. 10, 2017
Class R4 | Return after taxes on distributions		27.85%	9.24%	Mar. 10, 2017
Class R4 | Return after taxes on distributions and sale of fund shares		19.07%	8.83%	Mar. 10, 2017
Class R		29.09%	11.32%	Mar. 10, 2017
Class I3		29.68%	11.86%	Mar. 10, 2017
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	28.48%	12.17%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.